UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

June 30, 2015

1.803294.111

AMI-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 20.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,375,040	$ 10,629,057
Fidelity Consumer Discretionary Central Fund (c)	364,555	90,238,326
Fidelity Consumer Staples Central Fund (c)	263,663	56,547,709
Fidelity Energy Central Fund (c)	397,947	50,754,129
Fidelity Financials Central Fund (c)	1,579,961	140,569,135
Fidelity Health Care Central Fund (c)	277,136	105,591,432
Fidelity Industrials Central Fund (c)	331,089	76,888,872
Fidelity Information Technology Central Fund (c)	524,540	150,836,857
Fidelity International Equity Central Fund (c)	2,754,438	223,715,469
Fidelity Materials Central Fund (c)	114,973	25,727,464
Fidelity Real Estate Equity Central Fund (c)	557,825	53,389,400
Fidelity Telecom Services Central Fund (c)	91,521	15,589,725
Fidelity Utilities Central Fund (c)	163,746	24,216,466
TOTAL EQUITY CENTRAL FUNDS (Cost $629,631,456)		1,024,694,041
Fixed-Income Central Funds - 56.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	2,589,362	24,650,726
Fidelity Floating Rate Central Fund (c)	481,988	50,724,443
Fidelity High Income Central Fund 1 (c)	1,990,321	199,629,196
TOTAL HIGH YIELD FIXED-INCOME FUNDS		275,004,365
Investment Grade Fixed-Income Funds - 51.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	970,042	96,034,183
Fidelity Investment Grade Bond Central Fund (c)	23,264,628	2,478,613,425
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,574,647,608
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,718,930,408)		2,849,651,973
Money Market Central Funds - 22.4%

Fidelity Cash Central Fund, 0.15% (b)	102,013,583	102,013,583
Fidelity Money Market Central Fund, 0.30% (b)	1,026,919,412	1,026,919,412
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,128,932,995)		1,128,932,995
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 7/16/15 (Cost $379,995)	$ 380,000	$ 379,995
Investment Companies - 1.0%
	Shares
iShares MSCI EAFE Index ETF (Cost $49,325,932)	771,332	48,971,868
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $4,527,200,786)		5,052,630,872
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(26,209,264)
NET ASSETS - 100%		$ 5,026,421,608
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 390,672
Fidelity Commodity Strategy Central Fund	5,622
Fidelity Consumer Discretionary Central Fund	957,253
Fidelity Consumer Staples Central Fund	1,066,805
Fidelity Emerging Markets Debt Central Fund	1,309,824
Fidelity Emerging Markets Equity Central Fund	162,809
Fidelity Energy Central Fund	704,703
Fidelity Financials Central Fund	1,621,878
Fidelity Floating Rate Central Fund	3,540,117
Fidelity Health Care Central Fund	497,888
Fidelity High Income Central Fund 1	8,647,615
Fidelity Industrials Central Fund	853,309
Fidelity Information Technology Central Fund	770,579
Fidelity International Equity Central Fund	4,720,608
Fidelity Investment Grade Bond Central Fund	54,303,701
Fidelity Materials Central Fund	397,079
Fidelity Money Market Central Fund	1,768,974
Fidelity Real Estate Equity Central Fund	761,014
Fidelity Telecom Services Central Fund	272,004
Fidelity Utilities Central Fund	528,662
Total	$ 83,281,116
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 12,710,937	$ 413,931	$ 780,417	$ 10,629,057	3.2%
Fidelity Consumer Discretionary Central Fund	87,688,111	3,242,643	14,213,056	90,238,326	5.5%
Fidelity Consumer Staples Central Fund	65,518,725	2,640,733	14,872,508	56,547,709	5.0%
Fidelity Emerging Markets Debt Central Fund	25,304,631	2,144,726	1,437,109	24,650,726	22.9%
Fidelity Emerging Markets Equity Central Fund	47,724,203	831,597	45,902,197	-	0.0%
Fidelity Energy Central Fund	62,238,447	3,706,770	4,489,095	50,754,129	5.1%
Fidelity Financials Central Fund	143,738,104	8,082,840	20,018,243	140,569,135	5.6%
Fidelity Floating Rate Central Fund	102,180,290	6,048,823	56,205,490	50,724,443	3.0%
Fidelity Health Care Central Fund	107,208,679	3,236,545	28,619,933	105,591,432	5.3%
Fidelity High Income Central Fund 1	105,785,945	106,028,900	9,328,700	199,629,196	21.4%
Fidelity Industrials Central Fund	78,280,164	3,048,425	9,999,310	76,888,872	5.6%
Fidelity Inflation-Protected Bond Index Central Fund	69,036,967	31,072,531	3,831,341	96,034,183	22.9%
Fidelity Information Technology Central Fund	141,245,501	13,117,150	17,439,898	150,836,857	5.3%
Fidelity International Equity Central Fund	219,577,330	11,606,044	13,218,438	223,715,469	7.4%
Fidelity Investment Grade Bond Central Fund	2,441,369,579	253,241,313	202,679,988	2,478,613,425	31.1%
Fidelity Materials Central Fund	29,465,736	1,146,139	4,170,396	25,727,464	5.6%
Fidelity Real Estate Equity Central Fund	-	59,862,475	2,264,470	53,389,400	21.1%
Fidelity Telecom Services Central Fund	16,072,988	752,962	1,901,860	15,589,725	5.1%
Fidelity Utilities Central Fund	29,040,280	1,254,977	4,992,382	24,216,466	5.4%
Total	$ 3,784,186,617	$ 511,479,524	$ 456,364,831	$ 3,874,346,014
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,024,694,041	$ 1,024,694,041	$ -	$ -
Fixed-Income Central Funds	2,849,651,973	2,849,651,973	-	-
Money Market Central Funds	1,128,932,995	1,128,932,995	-	-
U.S. Treasury Obligations	379,995	-	379,995	-
Investment Companies	48,971,868	48,971,868	-	-
Total Investments in Securities:	$ 5,052,630,872	$ 5,052,250,877	$ 379,995	$ -
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $4,527,330,053. Net unrealized appreciation aggregated $525,300,819, of which $540,238,104 related to appreciated investment securities and $14,937,285 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

June 30, 2015

1.849901.107

TAN-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 30.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	258,063	$ 1,994,826
Fidelity Consumer Discretionary Central Fund (b)	99,015	24,509,210
Fidelity Consumer Staples Central Fund (b)	71,646	15,365,997
Fidelity Energy Central Fund (b)	108,049	13,780,602
Fidelity Financials Central Fund (b)	428,739	38,144,912
Fidelity Health Care Central Fund (b)	75,158	28,636,128
Fidelity Industrials Central Fund (b)	89,801	20,854,482
Fidelity Information Technology Central Fund (b)	142,173	40,883,243
Fidelity International Equity Central Fund (b)	806,637	65,515,089
Fidelity Materials Central Fund (b)	31,171	6,975,099
Fidelity Real Estate Equity Central Fund (b)	101,151	9,681,121
Fidelity Telecom Services Central Fund (b)	24,896	4,240,856
Fidelity Utilities Central Fund (b)	44,439	6,572,105
TOTAL EQUITY CENTRAL FUNDS (Cost $199,297,049)		277,153,670
Fixed-Income Central Funds - 56.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (b)	465,323	4,429,873
Fidelity Floating Rate Central Fund (b)	88,203	9,282,432
Fidelity High Income Central Fund 1 (b)	359,458	36,053,646
TOTAL HIGH YIELD FIXED-INCOME FUNDS		49,765,951
Investment Grade Fixed-Income Funds - 51.3%
Fidelity Inflation-Protected Bond Index Central Fund (b)(c)	175,660	17,390,314
Fidelity Investment Grade Bond Central Fund (b)	4,233,912	451,080,998
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		468,471,312
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $509,937,634)		518,237,263
Money Market Central Funds - 12.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a)	20,649,801	$ 20,649,801
Fidelity Money Market Central Fund, 0.30% (a)	90,349,084	90,349,084
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $110,998,885)		110,998,885
Investment Companies - 1.2%

iShares MSCI EAFE Index ETF (Cost $11,423,105)	179,483	11,395,378
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $831,656,673)		917,785,196
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,621,755)
NET ASSETS - 100%		$ 913,163,441
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 74,932
Fidelity Commodity Strategy Central Fund	940
Fidelity Consumer Discretionary Central Fund	244,531
Fidelity Consumer Staples Central Fund	270,899
Fidelity Emerging Markets Debt Central Fund	206,209
Fidelity Emerging Markets Equity Central Fund	29,688
Fidelity Energy Central Fund	181,470
Fidelity Financials Central Fund	410,924
Fidelity Floating Rate Central Fund	578,892
Fidelity Health Care Central Fund	124,724
Fidelity High Income Central Fund 1	1,419,733
Fidelity Industrials Central Fund	219,248
Fidelity Information Technology Central Fund	198,312
Fidelity International Equity Central Fund	1,322,923
Fidelity Investment Grade Bond Central Fund	8,946,075
Fidelity Materials Central Fund	100,974
Fidelity Money Market Central Fund	75,327
Fidelity Real Estate Equity Central Fund	131,527
Fidelity Telecom Services Central Fund	68,674
Fidelity Utilities Central Fund	133,040
Total	$ 14,739,042
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,068,534	$ 295,526	$ 83,294	$ 1,994,826	0.6%
Fidelity Consumer Discretionary Central Fund	21,176,863	2,589,151	2,619,930	24,509,210	1.5%
Fidelity Consumer Staples Central Fund	15,805,384	1,869,766	3,064,169	15,365,997	1.4%
Fidelity Emerging Markets Debt Central Fund	4,078,506	715,492	138,829	4,429,873	4.1%
Fidelity Emerging Markets Equity Central Fund	8,547,434	523,535	8,591,274	-	0.0%
Fidelity Energy Central Fund	15,186,952	2,055,954	763,635	13,780,602	1.4%
Fidelity Financials Central Fund	34,998,326	4,682,770	3,697,664	38,144,912	1.5%
Fidelity Floating Rate Central Fund	16,620,152	2,359,053	9,484,511	9,282,432	0.5%
Fidelity Health Care Central Fund	25,731,828	2,881,035	5,843,245	28,636,128	1.4%
Fidelity High Income Central Fund 1	16,438,202	21,060,440	956,615	36,053,646	3.9%
Fidelity Industrials Central Fund	19,083,057	2,568,778	2,163,717	20,854,482	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	9,584,419	8,233,267	373,929	17,390,314	4.2%
Fidelity Information Technology Central Fund	34,374,383	6,367,049	3,355,704	40,883,243	1.4%
Fidelity International Equity Central Fund	57,136,336	8,994,851	2,167,108	65,515,089	2.2%
Fidelity Investment Grade Bond Central Fund	397,927,512	82,663,947	26,675,207	451,080,998	5.7%
Fidelity Materials Central Fund	7,108,586	866,166	814,528	6,975,099	1.5%
Fidelity Real Estate Equity Central Fund	-	10,667,955	223,672	9,681,121	3.8%
Fidelity Telecom Services Central Fund	3,844,573	587,755	355,590	4,240,856	1.4%
Fidelity Utilities Central Fund	6,992,871	899,252	991,368	6,572,105	1.5%
Total	$ 696,703,918	$ 160,881,742	$ 72,363,989	$ 795,390,933
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $831,673,125. Net unrealized appreciation aggregated $86,112,071, of which $90,950,592 related to appreciated investment securities and $4,838,521 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

June 30, 2015

1.849911.107

FAN-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	299,150	$ 2,312,432
Fidelity Consumer Discretionary Central Fund (c)	147,154	36,425,007
Fidelity Consumer Staples Central Fund (c)	106,627	22,868,224
Fidelity Emerging Markets Equity Central Fund (c)	20,334	4,179,812
Fidelity Energy Central Fund (c)	160,680	20,493,063
Fidelity Financials Central Fund (c)	636,568	56,635,457
Fidelity Health Care Central Fund (c)	111,620	42,528,323
Fidelity Industrials Central Fund (c)	133,354	30,968,902
Fidelity Information Technology Central Fund (c)	209,203	60,158,284
Fidelity International Equity Central Fund (c)	1,310,886	106,470,124
Fidelity Materials Central Fund (c)	46,456	10,395,552
Fidelity Real Estate Equity Central Fund (c)	113,560	10,868,872
Fidelity Telecom Services Central Fund (c)	37,268	6,348,203
Fidelity Utilities Central Fund (c)	66,251	9,797,815
TOTAL EQUITY CENTRAL FUNDS (Cost $324,091,010)		420,450,070
Fixed-Income Central Funds - 50.3%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	521,949	4,968,954
Fidelity Floating Rate Central Fund (c)	99,914	10,514,961
Fidelity High Income Central Fund 1 (c)	402,728	40,393,604
TOTAL HIGH YIELD FIXED-INCOME FUNDS		55,877,519
Investment Grade Fixed-Income Funds - 44.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	176,978	17,520,794
Fidelity Investment Grade Bond Central Fund (c)	4,173,330	444,626,594
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		462,147,388
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $513,295,742)		518,024,907
Money Market Central Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	37,634,292	$ 37,634,292
Fidelity Money Market Central Fund, 0.30% (b)	49,749,067	49,749,067
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $87,383,359)		87,383,359
Investment Companies - 0.8%

iShares MSCI EAFE Index ETF (Cost $8,188,585)	127,864	8,118,084
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $932,958,696)		1,033,976,420
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,265,207)
NET ASSETS - 100%		$ 1,028,711,213
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,855
Fidelity Commodity Strategy Central Fund	993
Fidelity Consumer Discretionary Central Fund	347,421
Fidelity Consumer Staples Central Fund	381,382
Fidelity Emerging Markets Debt Central Fund	219,321
Fidelity Emerging Markets Equity Central Fund	55,096
Fidelity Energy Central Fund	252,565
Fidelity Financials Central Fund	577,578
Fidelity Floating Rate Central Fund	616,841
Fidelity Health Care Central Fund	174,777
Fidelity High Income Central Fund 1	1,517,937
Fidelity Industrials Central Fund	310,997
Fidelity Information Technology Central Fund	280,646
Fidelity International Equity Central Fund	2,050,348
Fidelity Investment Grade Bond Central Fund	8,339,237
Fidelity Materials Central Fund	143,738
Fidelity Money Market Central Fund	38,089
Fidelity Real Estate Equity Central Fund	141,819
Fidelity Telecom Services Central Fund	97,369
Fidelity Utilities Central Fund	187,341
Total	$ 15,796,350
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,097,081	$ 567,608	$ 52,594	$ 2,312,432	0.7%
Fidelity Consumer Discretionary Central Fund	28,519,121	6,340,951	3,089,282	36,425,007	2.2%
Fidelity Consumer Staples Central Fund	21,243,847	4,537,539	3,879,257	22,868,224	2.0%
Fidelity Emerging Markets Debt Central Fund	4,107,144	1,182,762	87,657	4,968,954	4.6%
Fidelity Emerging Markets Equity Central Fund	14,092,797	2,297,040	11,483,178	4,179,812	3.3%
Fidelity Energy Central Fund	19,008,861	5,697,411	750,583	20,493,063	2.1%
Fidelity Financials Central Fund	46,778,280	11,284,863	4,351,466	56,635,457	2.2%
Fidelity Floating Rate Central Fund	16,833,483	4,044,945	10,146,796	10,514,961	0.6%
Fidelity Health Care Central Fund	34,567,961	7,327,426	7,483,107	42,528,323	2.1%
Fidelity High Income Central Fund 1	16,306,904	25,223,585	617,307	40,393,604	4.3%
Fidelity Industrials Central Fund	25,559,578	6,162,851	2,577,301	30,968,902	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	9,655,040	8,129,350	219,329	17,520,794	4.2%
Fidelity Information Technology Central Fund	45,939,403	13,555,546	4,173,701	60,158,284	2.1%
Fidelity International Equity Central Fund	79,483,079	26,444,425	1,830,257	106,470,124	3.5%
Fidelity Investment Grade Bond Central Fund	351,285,747	116,998,970	20,617,772	444,626,594	5.6%
Fidelity Materials Central Fund	9,594,305	2,052,367	985,097	10,395,552	2.3%
Fidelity Real Estate Equity Central Fund	-	11,880,768	157,929	10,868,872	4.3%
Fidelity Telecom Services Central Fund	5,164,901	1,398,061	440,661	6,348,203	2.1%
Fidelity Utilities Central Fund	9,429,374	2,160,950	1,255,696	9,797,815	2.2%
Total	$ 739,666,906	$ 257,287,418	$ 74,198,970	$ 938,474,977
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $932,973,381. Net unrealized appreciation aggregated $101,003,039, of which $107,479,928 related to appreciated investment securities and $6,476,889 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

June 30, 2015

1.803291.111

FAA-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,191,887	$ 16,943,283
Fidelity Consumer Discretionary Central Fund (b)	1,472,373	364,456,478
Fidelity Consumer Staples Central Fund (b)	1,067,163	228,874,415
Fidelity Emerging Markets Equity Central Fund (b)	202,497	41,625,372
Fidelity Energy Central Fund (b)	1,611,325	205,508,436
Fidelity Financials Central Fund (b)	6,370,862	566,815,568
Fidelity Health Care Central Fund (b)	1,118,044	425,986,090
Fidelity Industrials Central Fund (b)	1,337,394	310,583,050
Fidelity Information Technology Central Fund (b)	2,083,548	599,145,073
Fidelity International Equity Central Fund (b)	13,065,171	1,061,153,201
Fidelity Materials Central Fund (b)	467,971	104,717,939
Fidelity Real Estate Equity Central Fund (b)	895,452	85,703,698
Fidelity Telecom Services Central Fund (b)	362,168	61,691,645
Fidelity Utilities Central Fund (b)	657,122	97,181,803
TOTAL EQUITY CENTRAL FUNDS (Cost $2,609,472,028)		4,170,386,051
Fixed-Income Central Funds - 45.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (b)	4,109,731	39,124,637
Fidelity Floating Rate Central Fund (b)	796,872	83,862,811
Fidelity High Income Central Fund 1 (b)	3,213,534	322,317,477
TOTAL HIGH YIELD FIXED-INCOME FUNDS		445,304,925
Investment Grade Fixed-Income Funds - 40.0%
Fidelity Inflation-Protected Bond Index Central Fund (b)(c)	1,426,483	141,221,784
Fidelity Investment Grade Bond Central Fund (b)	29,570,336	3,150,423,577
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,291,645,361
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,582,922,806)		3,736,950,286
Money Market Central Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a)	233,249,653	$ 233,249,653
Fidelity Money Market Central Fund, 0.30% (a)	55,384,603	55,384,603
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $288,634,256)		288,634,256
Investment Companies - 1.0%

iShares MSCI EAFE Index ETF (Cost $85,424,206)	1,347,603	85,559,313
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $6,566,453,296)		8,281,529,906
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(42,523,240)
NET ASSETS - 100%		$ 8,239,006,666
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 241,797
Fidelity Commodity Strategy Central Fund	9,015
Fidelity Consumer Discretionary Central Fund	3,786,397
Fidelity Consumer Staples Central Fund	4,152,701
Fidelity Emerging Markets Debt Central Fund	1,933,393
Fidelity Emerging Markets Equity Central Fund	602,864
Fidelity Energy Central Fund	2,760,731
Fidelity Financials Central Fund	6,431,154
Fidelity Floating Rate Central Fund	5,482,317
Fidelity Health Care Central Fund	1,927,832
Fidelity High Income Central Fund 1	13,358,246
Fidelity Industrials Central Fund	3,394,283
Fidelity Information Technology Central Fund	3,018,153
Fidelity International Equity Central Fund	22,061,210
Fidelity Investment Grade Bond Central Fund	65,145,614
Fidelity Materials Central Fund	1,581,202
Fidelity Money Market Central Fund	114,304
Fidelity Real Estate Equity Central Fund	1,222,020
Fidelity Telecom Services Central Fund	1,013,630
Fidelity Utilities Central Fund	2,058,928
Total	$ 140,295,791
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 20,470,784	$ 251,371	$ 1,023,547	$ 16,943,283	5.1%
Fidelity Consumer Discretionary Central Fund	349,029,597	6,972,460	44,895,723	364,456,478	22.4%
Fidelity Consumer Staples Central Fund	260,890,931	6,405,580	51,055,660	228,874,415	20.1%
Fidelity Emerging Markets Debt Central Fund	40,494,059	3,064,183	2,256,630	39,124,637	36.3%
Fidelity Emerging Markets Equity Central Fund	163,068,383	2,316,861	115,678,562	41,625,372	33.0%
Fidelity Energy Central Fund	235,160,131	19,647,970	8,649,472	205,508,436	20.7%
Fidelity Financials Central Fund	572,892,452	12,071,945	52,660,481	566,815,568	22.4%
Fidelity Floating Rate Central Fund	165,566,828	6,999,534	86,570,849	83,862,811	5.0%
Fidelity Health Care Central Fund	427,242,889	5,802,228	99,414,567	425,986,090	21.4%
Fidelity High Income Central Fund 1	158,322,446	180,138,260	11,464,832	322,317,477	34.5%
Fidelity Industrials Central Fund	311,842,081	6,490,677	30,020,213	310,583,050	22.5%
Fidelity Inflation-Protected Bond Index Central Fund	95,507,367	50,339,537	4,243,700	141,221,784	33.7%
Fidelity Information Technology Central Fund	562,454,955	37,821,174	55,699,270	599,145,073	21.2%
Fidelity International Equity Central Fund	1,007,434,589	72,546,687	45,243,438	1,061,153,201	34.9%
Fidelity Investment Grade Bond Central Fund	3,060,845,980	360,928,087	254,258,119	3,150,423,577	39.5%
Fidelity Materials Central Fund	117,717,077	3,389,873	13,574,634	104,717,939	22.9%
Fidelity Real Estate Equity Central Fund	-	94,920,571	2,522,713	85,703,698	33.9%
Fidelity Telecom Services Central Fund	59,838,623	1,722,548	2,245,076	61,691,645	20.1%
Fidelity Utilities Central Fund	116,214,245	3,146,068	17,289,719	97,181,803	21.7%
Total	$ 7,724,993,417	$ 874,975,614	$ 898,767,205	$ 7,907,336,337
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $6,566,579,696. Net unrealized appreciation aggregated $1,714,950,210, of which $1,759,531,097 related to appreciated investment securities and $44,580,887 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

June 30, 2015

1.849912.107

SAN-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 60.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	415,316	$ 3,210,396
Fidelity Consumer Discretionary Central Fund (c)	319,807	79,161,927
Fidelity Consumer Staples Central Fund (c)	231,876	49,730,372
Fidelity Emerging Markets Equity Central Fund (c)	44,429	9,132,834
Fidelity Energy Central Fund (c)	347,068	44,265,060
Fidelity Financials Central Fund (c)	1,383,348	123,076,514
Fidelity Health Care Central Fund (c)	242,774	92,499,469
Fidelity Industrials Central Fund (c)	290,446	67,450,350
Fidelity Information Technology Central Fund (c)	451,657	129,878,407
Fidelity International Equity Central Fund (c)	2,898,111	235,384,558
Fidelity Materials Central Fund (c)	101,662	22,748,952
Fidelity Real Estate Equity Central Fund (c)	162,333	15,536,903
Fidelity Telecom Services Central Fund (c)	80,480	13,709,035
Fidelity Utilities Central Fund (c)	144,297	21,340,044
TOTAL EQUITY CENTRAL FUNDS (Cost $657,583,737)		907,124,821
Fixed-Income Central Funds - 37.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Emerging Markets Debt Central Fund (c)	744,406	7,086,749
Fidelity Floating Rate Central Fund (c)	135,202	14,228,671
Fidelity High Income Central Fund 1 (c)	581,016	58,275,891
TOTAL HIGH YIELD FIXED-INCOME FUNDS		79,591,311
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	259,478	25,688,289
Fidelity Investment Grade Bond Central Fund (c)	4,309,684	459,153,697
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		484,841,986
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $556,876,713)		564,433,297
Money Market Central Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $17,742,946)	17,742,946	$ 17,742,946
Investment Companies - 1.2%

iShares MSCI EAFE Index ETF (Cost $18,335,901)	290,732	18,458,575
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,250,539,297)		1,507,759,639
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,721,599)
NET ASSETS - 100%		$ 1,500,038,040
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,904
Fidelity Commodity Strategy Central Fund	1,528
Fidelity Consumer Discretionary Central Fund	781,789
Fidelity Consumer Staples Central Fund	860,603
Fidelity Emerging Markets Debt Central Fund	332,903
Fidelity Emerging Markets Equity Central Fund	107,183
Fidelity Energy Central Fund	569,717
Fund	Income earned
Fidelity Financials Central Fund	$ 1,298,809
Fidelity Floating Rate Central Fund	493,731
Fidelity Health Care Central Fund	396,989
Fidelity High Income Central Fund 1	2,333,357
Fidelity Industrials Central Fund	698,082
Fidelity Information Technology Central Fund	629,510
Fidelity International Equity Central Fund	4,782,447
Fidelity Investment Grade Bond Central Fund	9,230,131
Fidelity Materials Central Fund	324,283
Fidelity Real Estate Equity Central Fund	214,223
Fidelity Telecom Services Central Fund	212,327
Fidelity Utilities Central Fund	423,947
Total	$ 23,711,463
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,272,057	$ 539,330	$ 134,763	$ 3,210,396	1.0%
Fidelity Consumer Discretionary Central Fund	65,587,086	9,192,877	6,219,948	79,161,927	4.9%
Fidelity Consumer Staples Central Fund	48,995,079	6,622,057	8,167,552	49,730,372	4.4%
Fidelity Emerging Markets Debt Central Fund	6,409,677	1,258,560	224,605	7,086,749	6.6%
Fidelity Emerging Markets Equity Central Fund	27,387,377	3,297,838	20,210,246	9,132,834	7.2%
Fidelity Energy Central Fund	44,754,610	8,850,227	1,273,341	44,265,060	4.5%
Fidelity Financials Central Fund	107,841,822	16,109,330	7,548,111	123,076,514	4.9%
Fidelity Floating Rate Central Fund	12,620,463	2,312,410	470,350	14,228,671	0.8%
Fidelity Health Care Central Fund	79,869,175	10,245,528	16,209,902	92,499,469	4.7%
Fidelity High Income Central Fund 1	24,479,691	36,215,119	1,628,417	58,275,891	6.2%
Fidelity Industrials Central Fund	58,752,305	8,877,729	4,360,948	67,450,350	4.9%
Fidelity Inflation-Protected Bond Index Central Fund	15,206,746	11,111,702	561,014	25,688,289	6.1%
Fidelity Information Technology Central Fund	105,422,442	22,029,346	8,593,885	129,878,407	4.6%
Fidelity International Equity Central Fund	196,706,354	40,201,630	7,429,436	235,384,558	7.7%
Fidelity Investment Grade Bond Central Fund	409,665,548	89,444,807	36,925,963	459,153,697	5.8%
Fidelity Materials Central Fund	22,067,642	3,026,009	1,758,300	22,748,952	5.0%
Fidelity Real Estate Equity Central Fund	-	17,184,536	415,410	15,536,903	6.2%
Fidelity Telecom Services Central Fund	11,563,019	2,060,756	403,969	13,709,035	4.5%
Fidelity Utilities Central Fund	21,744,979	3,163,065	2,406,334	21,340,044	4.8%
Total	$ 1,262,346,072	$ 291,742,856	$ 124,942,494	$ 1,471,558,118
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,250,558,889. Net unrealized appreciation aggregated $257,200,750, of which $264,337,723 related to appreciated investment securities and $7,136,973 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

June 30, 2015

1.818368.110

AMG-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 70.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,160,974	$ 8,974,332
Fidelity Consumer Discretionary Central Fund (b)	1,078,973	267,078,190
Fidelity Consumer Staples Central Fund (b)	783,164	167,965,131
Fidelity Emerging Markets Equity Central Fund (b)	213,531	43,893,370
Fidelity Energy Central Fund (b)	1,154,428	147,235,782
Fidelity Financials Central Fund (b)	4,663,224	414,887,081
Fidelity Health Care Central Fund (b)	819,021	312,055,320
Fidelity Industrials Central Fund (b)	980,156	227,621,568
Fidelity Information Technology Central Fund (b)	1,525,790	438,756,039
Fidelity International Equity Central Fund (b)	9,535,231	774,451,501
Fidelity Materials Central Fund (b)	344,730	77,140,195
Fidelity Real Estate Equity Central Fund (b)	465,047	44,509,651
Fidelity Telecom Services Central Fund (b)	257,243	43,818,715
Fidelity Utilities Central Fund (b)	482,713	71,388,463
TOTAL EQUITY CENTRAL FUNDS (Cost $2,102,998,447)		3,039,775,338
Fixed-Income Central Funds - 27.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Emerging Markets Debt Central Fund (b)	2,128,259	20,261,022
Fidelity Floating Rate Central Fund (b)	384,216	40,434,840
Fidelity High Income Central Fund 1 (b)	1,671,253	167,626,664
TOTAL HIGH YIELD FIXED-INCOME FUNDS		228,322,526
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Inflation-Protected Bond Index Central Fund (b) (c)	750,193	74,269,132
Fidelity Investment Grade Bond Central Fund (b)	8,373,457	892,108,080
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		966,377,212
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,174,324,930)		1,194,699,738
Money Market Central Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a)	53,219,204	$ 53,219,204
Fidelity Money Market Central Fund, 0.30% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $53,219,208)		53,219,208
Investment Companies - 1.5%

iShares MSCI EAFE Index ETF (Cost $66,478,165)	1,053,770	66,903,860
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,397,020,750)	4,354,598,144
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(22,024,132)
NET ASSETS - 100%	$ 4,332,574,012
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,197
Fidelity Commodity Strategy Central Fund	4,551
Fidelity Consumer Discretionary Central Fund	2,675,599
Fidelity Consumer Staples Central Fund	2,940,502
Fidelity Emerging Markets Debt Central Fund	977,348
Fidelity Emerging Markets Equity Central Fund	451,029
Fidelity Energy Central Fund	1,959,327
Fidelity Financials Central Fund	4,463,338
Fidelity Floating Rate Central Fund	1,440,513
Fidelity Health Care Central Fund	1,364,875
Fidelity High Income Central Fund 1	6,854,811
Fidelity Industrials Central Fund	2,379,700
Fidelity Information Technology Central Fund	2,149,226
Fidelity International Equity Central Fund	15,929,792
Fidelity Investment Grade Bond Central Fund	18,233,172
Fidelity Materials Central Fund	1,112,131
Fidelity Real Estate Equity Central Fund	624,322
Fidelity Telecom Services Central Fund	701,180
Fidelity Utilities Central Fund	1,449,595
Total	$ 65,768,208
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 10,103,371	$ 504,157	$ 244,172	$ 8,974,332	2.7%
Fidelity Consumer Discretionary Central Fund	234,969,975	11,747,745	16,571,401	267,078,190	16.4%
Fidelity Consumer Staples Central Fund	176,144,673	9,402,731	26,011,844	167,965,131	14.8%
Fidelity Emerging Markets Debt Central Fund	19,855,699	1,898,231	406,955	20,261,022	18.8%
Fidelity Emerging Markets Equity Central Fund	115,733,112	4,704,717	71,107,628	43,893,370	34.8%
Fidelity Energy Central Fund	167,317,558	12,181,731	2,647,257	147,235,782	14.8%
Fidelity Financials Central Fund	385,467,487	20,466,533	14,416,240	414,887,081	16.4%
Fidelity Floating Rate Central Fund	38,858,316	3,130,639	844,243	40,434,840	2.4%
Fidelity Health Care Central Fund	287,633,271	12,449,749	52,227,197	312,055,320	15.7%
Fidelity High Income Central Fund 1	74,152,556	98,827,833	2,915,928	167,626,664	18.0%
Fidelity Industrials Central Fund	209,749,006	11,290,397	8,189,869	227,621,568	16.5%
Fidelity Inflation-Protected Bond Index Central Fund	39,283,784	36,199,676	984,857	74,269,132	17.7%
Fidelity Information Technology Central Fund	378,865,383	42,452,718	20,324,865	438,756,039	15.5%
Fidelity International Equity Central Fund	730,319,960	65,547,467	40,373,580	774,451,501	25.5%
Fidelity Investment Grade Bond Central Fund	868,102,602	122,293,445	92,945,996	892,108,080	11.2%
Fidelity Materials Central Fund	79,084,304	4,694,419	4,549,503	77,140,195	16.8%
Fidelity Real Estate Equity Central Fund	-	48,714,732	723,824	44,509,651	17.6%
Fidelity Telecom Services Central Fund	40,322,450	2,705,327	839,711	43,818,715	14.3%
Fidelity Utilities Central Fund	78,119,318	4,538,348	7,614,619	71,388,463	15.9%
Total	$ 3,934,082,825	$ 513,750,595	$ 363,939,689	$ 4,234,475,076
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $3,397,045,718. Net unrealized appreciation aggregated $957,552,426, of which $1,020,157,072 related to appreciated investment securities and $62,604,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

June 30, 2015

1.803292.111

AGG-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 85.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (e)	501,687	$ 124,182,694
Fidelity Consumer Staples Central Fund (e)	363,941	78,054,369
Fidelity Emerging Markets Equity Central Fund (e)	88,589	18,210,420
Fidelity Energy Central Fund (e)	549,286	70,055,984
Fidelity Financials Central Fund (e)	2,169,572	193,026,840
Fidelity Health Care Central Fund (e)	380,874	145,116,879
Fidelity Industrials Central Fund (e)	450,386	104,593,167
Fidelity Information Technology Central Fund (e)	710,417	204,287,435
Fidelity International Equity Central Fund (e)	4,432,436	360,002,418
Fidelity Materials Central Fund (e)	154,847	34,650,046
Fidelity Real Estate Equity Central Fund (e)	174,110	16,664,052
Fidelity Telecom Services Central Fund (e)	128,513	21,890,899
Fidelity Utilities Central Fund (e)	227,523	33,648,431
TOTAL EQUITY CENTRAL FUNDS (Cost $1,001,176,061)		1,404,383,634
Fixed-Income Central Funds - 11.6%

High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (e)	2,815	26,798
Fidelity Floating Rate Central Fund (e)	143,646	15,117,349
Fidelity High Income Central Fund 1 (e)	478,590	48,002,575
TOTAL HIGH YIELD FIXED-INCOME FUNDS		63,146,722
Investment Grade Fixed-Income Funds - 7.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	199,682	19,768,564
Fidelity Investment Grade Bond Central Fund (e)	998,109	106,338,565
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		126,107,129
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $190,252,528)		189,253,851
Money Market Central Funds - 1.2%

Fidelity Cash Central Fund, 0.15% (b)	8,459,350	8,459,350
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	11,785,200	11,785,200
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $20,244,550)		20,244,550
Investment Companies - 2.5%
	Shares	Value
iShares 20+ Year Treasury Bond ETF (d)	146,712	$ 17,232,792
iShares MSCI EAFE Index ETF	371,210	23,568,122
TOTAL INVESTMENT COMPANIES (Cost $42,687,127)		40,800,914
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,254,360,266)		1,654,682,949
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(20,182,539)
NET ASSETS - 100%		$ 1,634,500,410
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,970
Fidelity Consumer Discretionary Central Fund	1,187,531
Fidelity Consumer Staples Central Fund	1,332,347
Fidelity Emerging Markets Debt Central Fund	28,366
Fidelity Emerging Markets Equity Central Fund	172,497
Fidelity Energy Central Fund	934,438
Fidelity Financials Central Fund	1,967,611
Fidelity Floating Rate Central Fund	524,881
Fidelity Health Care Central Fund	610,947
Fidelity High Income Central Fund 1	2,052,719
Fidelity Industrials Central Fund	1,046,058
Fidelity Information Technology Central Fund	988,739
Fidelity International Equity Central Fund	7,311,100
Fidelity Investment Grade Bond Central Fund	2,145,835
Fidelity Materials Central Fund	480,106
Fidelity Real Estate Equity Central Fund	229,979
Fidelity Securities Lending Cash Central Fund	10,256
Fidelity Telecom Services Central Fund	343,909
Fidelity Utilities Central Fund	653,127
Total	$ 22,035,416
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,001,573	$ 14,591	$ 4,007,159	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	113,161,445	11,767,339	16,176,589	124,182,694	7.6%
Fidelity Consumer Staples Central Fund	84,571,562	6,904,678	16,750,359	78,054,369	6.9%
Fidelity Emerging Markets Debt Central Fund	7,845,467	67,065	7,830,591	26,798	0.0%
Fidelity Emerging Markets Equity Central Fund	47,646,633	2,987,849	30,256,101	18,210,420	14.4%
Fidelity Energy Central Fund	80,552,685	6,655,300	2,840,998	70,055,984	7.0%
Fidelity Financials Central Fund	185,588,261	25,535,804	27,414,230	193,026,840	7.6%
Fidelity Floating Rate Central Fund	15,312,201	1,750,365	1,674,707	15,117,349	0.9%
Fidelity Health Care Central Fund	137,843,581	10,017,592	30,083,106	145,116,879	7.3%
Fidelity High Income Central Fund 1	29,906,639	23,349,230	4,378,743	48,002,575	5.1%
Fidelity Industrials Central Fund	101,199,635	11,836,081	13,990,076	104,593,167	7.6%
Fidelity Inflation-Protected Bond Index Central Fund	15,524,474	13,277,118	9,038,799	19,768,564	4.7%
Fidelity Information Technology Central Fund	180,363,403	16,306,760	9,524,173	204,287,435	7.2%
Fidelity International Equity Central Fund	344,525,329	45,717,702	37,096,881	360,002,418	11.8%
Fidelity Investment Grade Bond Central Fund	137,496,728	53,394,351	84,112,563	106,338,565	1.3%
Fidelity Materials Central Fund	37,821,930	3,145,039	5,019,600	34,650,046	7.6%
Fidelity Real Estate Equity Central Fund	-	18,312,569	346,130	16,664,052	6.6%
Fidelity Telecom Services Central Fund	19,526,034	2,134,967	567,707	21,890,899	7.1%
Fidelity Utilities Central Fund	37,683,012	3,345,213	5,505,446	33,648,431	7.5%
Total	$ 1,580,570,592	$ 256,519,613	$ 306,613,958	$ 1,593,637,485
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,254,365,478. Net unrealized appreciation aggregated $400,317,471, of which $411,449,785 related to appreciated investment securities and $11,132,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

June 30, 2015

1.861616.107

BMO-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	7,880	$ 1,950,598
Fidelity Consumer Staples Central Fund (a)	5,893	1,263,796
Fidelity Energy Central Fund (a)	8,887	1,133,385
Fidelity Financials Central Fund (a)	34,748	3,091,565
Fidelity Health Care Central Fund (a)	6,177	2,353,610
Fidelity Industrials Central Fund (a)	6,979	1,620,656
Fidelity Information Technology Central Fund (a)	11,328	3,257,524
Fidelity Materials Central Fund (a)	2,492	557,614
Fidelity Telecom Services Central Fund (a)	2,047	348,737
Fidelity Utilities Central Fund (a)	3,570	527,927
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,186,846)		16,105,412
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(26,520)
NET ASSETS - 100%		$ 16,078,892
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 19,488
Fidelity Consumer Staples Central Fund	21,816
Fidelity Energy Central Fund	15,580
Fidelity Financials Central Fund	33,177
Fidelity Health Care Central Fund	9,858
Fidelity Industrials Central Fund	17,633
Fidelity Information Technology Central Fund	16,086
Fidelity Materials Central Fund	8,115
Fidelity Telecom Services Central Fund	6,098
Fidelity Utilities Central Fund	10,425
Total	$ 158,276
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,659,146	$ 276,911	$ 249,103	$ 1,950,598	0.1%
Fidelity Consumer Staples Central Fund	1,221,444	211,520	229,788	1,263,796	0.1%
Fidelity Energy Central Fund	1,278,487	470,012	388,773	1,133,385	0.1%
Fidelity Financials Central Fund	2,861,099	566,858	519,068	3,091,565	0.1%
Fidelity Health Care Central Fund	1,983,192	486,835	586,426	2,353,610	0.1%
Fidelity Industrials Central Fund	1,618,478	231,013	336,570	1,620,656	0.1%
Fidelity Information Technology Central Fund	2,913,254	506,312	452,447	3,257,524	0.1%
Fidelity Materials Central Fund	592,487	57,987	77,016	557,614	0.1%
Fidelity Telecom Services Central Fund	341,255	88,971	97,250	348,737	0.1%
Fidelity Utilities Central Fund	568,417	116,459	130,694	527,927	0.1%
Total	$ 15,037,259	$ 3,012,878	$ 3,067,135	$ 16,105,412
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $12,186,846. Net unrealized appreciation aggregated $3,918,566, of which $3,993,510 related to appreciated investment securities and $74,944 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015